Warrant derivative liability (Investor Warrants) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 18, 2020	Apr. 05, 2017	Dec. 31, 2021	Nov. 15, 2017	Nov. 13, 2017
Class of warrant or right, outstanding				896,739
Private Placement [Member] | Investor [Member]
Exercise Price				$ 1.00	$ 0.80
Class of warrant or right, outstanding			422,922
Fair value of warrants			$ 203
Securities Purchase Agreement [Member]
Number of shares issued	4,500,000	434,783
warrants to purchase		326,087
Exercise Price		$ 2.75
Warrants issued percentage		75.00%